Borrowings - Additional Information (Detail)						1 Months Ended			12 Months Ended
	Jul. 12, 2021 USD ($) $ / shares	Mar. 22, 2021 USD ($) $ / shares shares	Oct. 25, 2019 USD ($)	May 12, 2014 USD ($)	Apr. 27, 2011 SGD ($)	Mar. 31, 2021 $ / shares shares	Oct. 31, 2019 USD ($)	Sep. 30, 2019 USD ($)	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2021 SGD ($)	Dec. 31, 2020 USD ($) $ / shares
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term borrowings - unsecured									$ 30,857,308			$ 15,183,421
Repayment loan amount owed									$ 7,784,087
Warrant price per share | $ / shares									$ 0.01	$ 10.0		$ 0.01
Ordinary Shares
Disclosure Of Detailed Information About Borrowings [Line Items]
Warrant price per share | $ / shares									$ 0.01
Loans from Government
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term borrowings - unsecured					$ 10,000,000				$ 7,341,127		$ 7,341,127	$ 7,494,665
Loan repayable period					five-year
Borrowings, interest rate					6.00%
Loans from Government
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term borrowings - unsecured									$ 11,335,661			11,123,064
CSL Finance Pty Ltd
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan facility				$ 4,500,000
Percentage of based on research and development costs				75.00%
Borrowings Interest rate									6% plus LIBOR
Long-term Borrowings Including Interest												4,795,867
CSL Finance Pty Ltd | Top of Range [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan repayable period				10 years
Convertible Loan Facility
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan repayable period								two-year
Borrowings, interest rate								10.00%
Loan facility								$ 1,000,000.0
Long-term Borrowings Including Interest												969,730
Proceeds from non-current borrowings							$ 1,000,000.0
October / November 2019 Loan Facility
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan repayable period			two-year
Borrowings, interest rate			10.00%
Loan facility			$ 2,250,000
Proceeds from non-current borrowings										$ 2,250,000
Percentage of principal loan amount optionally entitled to purchase shares, maximum										50.00%
Exercise price | $ / shares										$ 2.02
October / November 2019 Loan Facility | Top of Range [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Repayment loan amount owed			$ 1,000,000.0
Convertible Loan Facility and October / November 2019 Loan Facility
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term Borrowings Including Interest												$ 2,549,153
Exercise price | $ / shares		$ 2.02				$ 2.02
Warrants amounting to principal loan amount		$ 825,397
Warrants to purchase | shares		409,071				825,397
Convertible Loan Facility and October / November 2019 Loan Facility | Ordinary Shares
Disclosure Of Detailed Information About Borrowings [Line Items]
Warrants to purchase | shares		2,045,355
K2HV Loan Agreement
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan repayable period	July 12, 2031
Borrowings, interest rate	2.95%
Term loans bear prime interest rate	plus 5.00%
Term loans annual interest rate	8.25%
Term loans monthly interest only payments, period	until August 1, 2023
Term loans monthly interest only payments, Extension period	Aug. 01, 2024
Term loan maturity date	Jul. 01, 2025
Facility fee	$ 255,000
Percentage of additional facility fee	0.85%
Percentage of final payment fee	6.25%
Percentage of prepayment fee	3.00%
Subsequent to term loans monthly interest only payments, period									July 1, 2021 to July 31, 2023
Proceeds from warrant	$ 688,324
Fair value of warrants									$ 223,352
Difference of fair value of warrants									$ 464,972
K2HV Loan Agreement | First Tranche [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Current borrowings	20,000,000.0
Fair value of first tranche loan	19,311,676
K2HV Loan Agreement | Second and Third Tranche
Disclosure Of Detailed Information About Borrowings [Line Items]
Current borrowings	10,000,000.0
K2HV Loan Agreement | Fourth Tranche
Disclosure Of Detailed Information About Borrowings [Line Items]
Maximum borrowings	$ 15,000,000.0
K2HV Loan Agreement | Ordinary Shares
Disclosure Of Detailed Information About Borrowings [Line Items]
Warrant price per share | $ / shares	$ 0.5257
K2HV Loan Agreement | American Depositary Share
Disclosure Of Detailed Information About Borrowings [Line Items]
Warrant price per share | $ / shares	$ 2.6285
K2HV Loan Agreement | Top of Range [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Long term borrowings	$ 45,000,000.0